Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001905660
Document Type	F-1
Entity Incorporation, State or Country Code	L3
Entity Registrant Name	HUB Cyber Security Ltd.
Entity Address, Address Line One	2 Kaplan Street
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6473403
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	2 Kaplan Street
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6473403
City Area Code	+972
Local Phone Number	(3) 791-3200